As filed with the Securities and Exchange Commission on November 10, 2016

Registration No. 33-

(Investment Company Act Registration No. 811-03114)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Fidelity Select Portfolios

(Exact Name of Registrant as Specified in Charter)

245 Summer St., Boston, Massachusetts 02210

(Address Of Principal Executive Offices)

Registrant’s Telephone Number (617) 563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on December 10, 2016, pursuant to Rule 488.

INDUSTRIAL EQUIPMENT PORTFOLIO

A SERIES OF

FIDELITY SELECT PORTFOLIOS

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Industrial Equipment Portfolio:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Industrial Equipment Portfolio (the fund) will be held at an office of Fidelity Select Portfolios (the trust), 245 Summer Street, Boston, Massachusetts 02210 (at the corner of Summer Street and Dorchester Avenue, next to Boston’s South Station) on February 24, 2017 at 8:30 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Industrial Equipment Portfolio to Industrials Portfolio in exchange solely for shares of beneficial interest of Industrials Portfolio and the assumption by Industrials Portfolio of Industrial Equipment Portfolio’s liabilities, in complete liquidation of Industrial Equipment Portfolio.

The Board of Trustees has fixed the close of business on December 27, 2016 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

MARC R. BRYANT, Secretary

December 27, 2016

YOUR VOTE IS IMPORTANT – PLEASE VOTE YOUR SHARES PROMPTLY.

Shareholders are invited to attend the Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions on the following page or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing a proxy card may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote.

INDUSTRIAL EQUIPMENT PORTFOLIO

INDUSTRIALS PORTFOLIO

SERIES OF

FIDELITY SELECT PORTFOLIOS

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

PROXY STATEMENT AND PROSPECTUS

DECEMBER 27, 2016

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Industrial Equipment Portfolio (the fund), a series of Fidelity Select Portfolios (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Industrial Equipment Portfolio and at any adjournments thereof (the Meeting), to be held on February 24, 2017 at 8:30 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR), an affiliate of Fidelity SelectCo, LLC (SelectCo or the Adviser), the fund’s manager.

As more fully described in the Proxy Statement, shareholders of Industrial Equipment Portfolio are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Industrial Equipment Portfolio by Industrials Portfolio. The transaction contemplated by the Agreement is referred to as the Reorganization.

If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of Industrial Equipment Portfolio will become a shareholder of Industrials Portfolio. Industrial Equipment Portfolio will transfer all of its assets to Industrials Portfolio in exchange solely for shares of beneficial interest of Industrials Portfolio and the assumption by Industrials Portfolio of Industrial Equipment Portfolio’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on May 5, 2017, or such other time and date as the parties may agree (the Closing Date).

Industrials Portfolio (together with Industrial Equipment Portfolio, the funds), an equity fund, is a non-diversified series of the trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Industrials Portfolio seeks capital appreciation. Industrials Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about December 27, 2016. The Proxy Statement sets forth concisely the information about the Reorganization and Industrials Portfolio that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:

(i)	the Statement of Additional Information dated December 27, 2016, relating to this Proxy Statement;

(ii)	the Prospectus for Industrials Portfolio and Industrial Equipment Portfolio dated April 29, 2016, as supplemented, a copy of which accompanies this Proxy Statement;

(iii)	the Statement of Additional Information for Industrials Portfolio and Industrial Equipment Portfolio dated April 29, 2016, as supplemented; and

(iv)	the Semi-Annual Report for Industrials Portfolio and Industrial Equipment Portfolio for the fiscal period ended August 31, 2016.

You can obtain copies of the funds’ current Prospectus, Statement of Additional Information, or annual or semi-annual reports without charge by contacting the trust at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544, or by logging on to www.fidelity.com.

The trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at

http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectus and Statement of Additional Information of Industrial Equipment Portfolio and Industrials Portfolio, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Industrials Portfolio carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the “Proposed Transaction” below, shareholders of Industrial Equipment Portfolio are being asked to approve the Agreement relating to the proposed acquisition of Industrial Equipment Portfolio by Industrials Portfolio.

Shareholders of record as of the close of business on December 27, 2016 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Industrial Equipment Portfolio will become a shareholder of Industrials Portfolio instead. Industrial Equipment Portfolio will transfer all of its assets to Industrials Portfolio in exchange solely for shares of beneficial interest of Industrials Portfolio and the assumption by Industrials Portfolio of Industrial Equipment Portfolio liabilities in complete liquidation of the fund. Each shareholder of Industrial Equipment Portfolio will receive shares of Industrials Portfolio. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. The fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement. The Board considered that the Reorganization will permit shareholders to pursue the same investment goal in a larger combined fund that has the same investment objective and similar investment policies. The Board considered that, based on data for the most recent fiscal year, the Reorganization will not increase total annual operating expenses for Industrial Equipment Portfolio shareholders. In addition, the Board considered that Industrial Equipment Portfolio’s industry-specific benchmark is comprised entirely of the Capital Goods industry group, which also represents 70% of the industry-specific benchmark for Industrials Portfolio. The Board also noted that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

As shown in the table comparing Annual Operating Expenses (on page 9), based on expenses for the 12 months ended August 31, 2016 and assuming the Reorganization had occurred at the beginning of that period, the estimated total annual operating expenses of the combined Industrials Portfolio are estimated to be 8 basis points lower than the expenses of Industrial Equipment Portfolio for the same period.

For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Industrials Portfolio that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Industrial Equipment Portfolio will distribute shares of Industrials Portfolio to its shareholders so that each shareholder will receive the number of full and fractional shares of Industrials Portfolio equal in value to the net asset value of shares of Industrial Equipment Portfolio held by such shareholder on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to Industrial Equipment Portfolio or Industrials Portfolio or to the shareholders of either fund, except that Industrial Equipment Portfolio may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting.

For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although the funds have substantially similar principal investment strategies, there are some differences of which you should be aware, in particular, the fact that the funds concentrate in different industries or groups of industries. The following compares the principal investment strategies of Industrial Equipment Portfolio and Industrials Portfolio:

Industrial Equipment Portfolio	Industrials Portfolio

The fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors. (subject to change only upon 60 days’ prior notice to shareholders)	The fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. (subject to change only upon 60 days’ prior notice to shareholders)

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	Same principal strategy.

The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund’s assets at times.	Same principal strategy.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is considered non-diversified.	Same principal strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.	Same principal strategy.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the differences in the investment policies and limitations of Industrial Equipment Portfolio and Industrials Portfolio:

Industrial Equipment Portfolio	Industrials Portfolio

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.*	Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the industrials industries.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.	Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by SelectCo or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

“Invest Primarily” Policy. Industrial Equipment Portfolio invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.*	“Invest Primarily” Policy. Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.*

Investment Strategy. The fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks. SelectCo does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	No corresponding policy or limitation.**

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.	Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by SelectCo or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

*	Changes to this policy are the subject of a separate proxy statement.
**	Although Industrials Portfolio does not have a corresponding fundamental policy or limitation, the current principal investment strategies for the fund contain substantially similar provisions, as set forth above. Unlike Industrial Equipment Portfolio’s fundamental policy, such provisions of Industrials Portfolio’s principal investment strategies may be changed without shareholder approval.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

Through a separate proxy statement, shareholders of each fund are being asked to approve a proposal to eliminate the fund’s “invest primarily” fundamental investment policy set forth above. In addition, shareholders of Industrial Equipment Portfolio are being asked to approve a proposal to modify the fund’s fundamental concentration policy. Under the proposal, the policy for Industrial Equipment Portfolio will be modified to reflect the fund’s concentration in “the securities of issuers principally engaged in the industrial equipment industries.” If approved by shareholders, the changes will go into effect on March 1, 2017 or on the first day of the month following shareholder approval, whichever is later. There is no present intention to change the way in which the funds are managed if such changes are approved.

The proposal in this proxy statement is separate from, and not contingent upon, the proposals in the separate proxy statement. Accordingly, if shareholders of Industrial Equipment Portfolio approve the elimination of the fund’s fundamental investment policy and/or the modification of the concentration policy and do not approve the Agreement that is the subject of this Proxy Statement, the fund will continue to operate, but its fundamental policies will be revised accordingly. Likewise, if shareholders of the fund approve the Agreement but not the policy changes, the Reorganization will take place.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectus, and to the “Investment Policies and Limitations” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Industrials Portfolio (as amended to the extent the proposed changes described above are approved by shareholders).

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Industrial Equipment Portfolio and Industrials Portfolio:

Management of the Funds

The principal business address of SelectCo, each fund’s manager, is 1225 17th Street, Denver, Colorado 80202-5541.

As the manager, SelectCo has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2015, SelectCo had approximately $2.8 billion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates’ assets under management.

The principal business address of FMR Co., Inc. (FMRC), sub-adviser to each fund, is 245 Summer Street, Boston, Massachusetts 02210. FMRC has day-to-day responsibility for choosing investments for the funds. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management. FMR Investment Management (U.K.) Limited, located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited, located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited, located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, are also sub-advisers to the funds.

SelectCo and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganization.

Janet Glazer is co-manager of Industrial Equipment Portfolio, which she has managed since April 2016. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

Tobias Welo is co-manager of Industrial Equipment Portfolio and portfolio manager of Industrials Portfolio, which he has managed since April 2016 and January 2007, respectively. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR’s Stock Selector Large Cap Group.

Mr. Welo, who is currently the co-manager of Industrial Equipment Portfolio and portfolio manager of Industrials Portfolio, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Ms. Glazer and Mr. Welo, please refer to the “Management Contracts” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Each fund has entered into a management contract with SelectCo, pursuant to which SelectCo furnishes investment advisory and other services.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month. The group fee rate is based on the average net assets of all funds advised by SelectCo or FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For February 2016, the group fee rate was 0.25%. The individual fund fee rate for each fund is 0.30%.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 29, 2016.

If the Reorganization is approved, the combined fund will retain Industrials Portfolio’s management fee structure, which is identical to the management fee structure of Industrial Equipment Portfolio.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectus, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Expense Reimbursement Arrangements

SelectCo has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 1.15%. Voluntary arrangements may be discontinued at any time.

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectus, which is incorporated herein by reference, and to “Annual Fund Operating Expenses” below.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that SelectCo may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. SelectCo, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectus, and to the “Distribution Services” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following tables show the fees and expenses of Industrial Equipment Portfolio and Industrials Portfolio for the 12 months ended August 31, 2016, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund operating expenses are paid by each fund.

As shown in the table below, based on expenses for the 12 months ended August 31, 2016 and assuming the Reorganization had occurred at the beginning of that period, the estimated total annual operating expenses of the combined Industrials Portfolio are estimated to be 8 basis points lower than the expenses of Industrial Equipment Portfolio for the same period.

Shareholder Fees (fees paid directly from your investment)

	Industrial Equipment Portfolio	Industrials Portfolio	Industrials Portfolio Pro forma Combined
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Industrial Equipment PortfolioA	Industrials PortfolioA	Industrials Portfolio Pro forma CombinedB
Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.29%	0.21%	0.21%

Total annual operating expenses	0.84%	0.76%	0.76%

A	Based on expenses for the 12 months ended August 31, 2016.
B	Based on estimated expenses for the 12 months ended August 31, 2016.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Industrial Equipment Portfolio	Industrials Portfolio	Industrials Portfolio Pro forma Combined
1 year	$86	$78	$78
3 years	$268	$243	$243
5 years	$466	$422	$422
10 years	$1,037	$942	$942

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectus, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectus, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Industrial Equipment Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (including any gain resulting from any portfolio repositioning prior to the Reorganization).

If the Reorganization is approved, gains or losses on assets subject to “mark-to-market” tax accounting held on the Closing Date by Industrial Equipment Portfolio will be required to be recognized on the Closing Date.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectus, and to the “Distributions and Taxes” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Industrial Equipment Portfolio will bear the cost of the Reorganization, provided the expenses do not exceed the fund’s existing voluntary expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by SelectCo. Any transaction costs associated with portfolio adjustments to Industrial Equipment Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by the fund notwithstanding the fund’s voluntary expense cap.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

What additional risks are associated with an investment in Industrial Equipment Portfolio?

Industrial Equipment Portfolio is subject to the following principal risk, which is not a principal risk generally associated with an investment in Industrials Portfolio:

Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

What additional risks are associated with an investment in Industrials Portfolio?

Industrials Portfolio is subject to the following principal risk, which is not a principal risk generally associated with an investment in Industrial Equipment Portfolio:

Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectus, and to the “Investment Policies and Limitations” section of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the funds’ prospectus. Prior to October 1, 2006, Industrials Portfolio was named Cyclical Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. Industrials Portfolio’s historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Year-by-Year Returns

Industrial Equipment Portfolio

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.86%	June 30, 2009
Lowest Quarter Return	(28.55)%	December 31, 2008
Year-to-Date Return	8.77%	September 30, 2016

Industrials Portfolio

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.63%	June 30, 2009
Lowest Quarter Return	(25.19)%	December 31, 2008
Year-to-Date Return	6.98%	September 30, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Industrial Equipment Portfolio
Return Before Taxes	2.47%	8.76%	8.07%

Return After Taxes on Distributions	1.16%	6.99%	6.99%

Return After Taxes on Distributions and Sale of Fund Shares	2.49%	6.80%	6.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
MSCI U.S. IMI Capital Goods 25-50 Index (reflects no deductions for fees, expenses, or taxes)	0.59%	11.26%	7.51%
Industrials Portfolio
Return Before Taxes	(1.97)%	10.55%	9.29%
Return After Taxes on Distributions	(3.44)%	9.08%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares	0.07%	8.29%	7.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
MSCI U.S. IMI Industrials 25-50 Index (reflects no deductions for fees, expenses, or taxes)	(3.55)%	11.33%	7.64%

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN INDUSTRIAL EQUIPMENT PORTFOLIO AND INDUSTRIALS PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Industrials Portfolio acquiring as of the Closing Date all of the assets of Industrial Equipment Portfolio in exchange solely for shares of Industrials Portfolio and the assumption by Industrials Portfolio of Industrial Equipment Portfolio’s liabilities; and (b) the distribution of shares of Industrials Portfolio to the shareholders of Industrial Equipment Portfolio as provided for in the Agreement.

The value of Industrial Equipment Portfolio’s assets to be acquired by Industrials Portfolio and the amount of its liabilities to be assumed by Industrials Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Industrials Portfolio’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Industrials Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Industrials Portfolio will deliver to Industrial Equipment Portfolio, and Industrial Equipment Portfolio will distribute to its shareholders of record, shares of Industrials Portfolio so that each Industrial Equipment Portfolio shareholder will receive the number of full and fractional shares of Industrials Portfolio equal in value to the aggregate net asset value of shares of Industrial Equipment Portfolio held by such shareholder on the Closing Date; Industrial Equipment Portfolio will be liquidated as soon as practicable thereafter. Each Industrial Equipment Portfolio shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Industrials Portfolio due that shareholder. The net asset value per share of Industrials Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Industrials Portfolio in a name other than that of the registered holder of the shares on the books of Industrial Equipment Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Industrial Equipment Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Industrial Equipment Portfolio is liquidated.

Industrial Equipment Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund’s existing voluntary expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by SelectCo.

All of the current investments of Industrial Equipment Portfolio are permissible investments for Industrials Portfolio. Nevertheless, if shareholders approve the Reorganization, SelectCo may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Industrial Equipment Portfolio and Industrials Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by Industrial Equipment Portfolio and Industrials Portfolio, respectively, notwithstanding the voluntary expense caps in place with respect to each class of each fund. Any transaction costs associated with portfolio adjustments to Industrial Equipment Portfolio and Industrials Portfolio due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Industrials Portfolio that occur after the Closing Date will be borne by Industrials Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Industrial Equipment Portfolio shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds;

(8)	the elimination of duplicative funds; and

(9)	the potential benefit of the Reorganization to SelectCo and its affiliates.

SelectCo proposed the Reorganization to each fund’s Board at a meeting of the Board held on April 22, 2016. In proposing the Reorganization, SelectCo advised the Board that the Reorganization will allow Industrial Equipment Portfolio shareholders to pursue the same investment goal in a larger combined fund that has the same investment objective and similar investment policies.

The Board considered that, based on data for the most recent fiscal year, the Reorganization will not increase total annual operating expenses for Industrial Equipment Portfolio shareholders and that expenses of Industrials Portfolio are not expected to be impacted by the Reorganization. The Board considered that, based on expenses for the 12 months ended February 29, 2016 and assuming the Reorganization had occurred at the beginning of the fiscal year, the estimated total annual operating expenses of the combined Industrials Portfolio are estimated to be 6 basis points lower than the expenses of Industrial Equipment Portfolio for the same period. The Board also considered that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. At a meeting held in October 2016, at which the Board approved a new record date and meeting date, SelectCo informed the Board that the information presented to the Board in April 2016 had not meaningfully changed since that time.

In recommending the Reorganization, SelectCo also advised the Board that the Reorganization would help streamline Fidelity’s sector fund offerings by removing a redundancy in the Select fund lineup, making it easier for investors to select a fund that meets their needs, and that it would benefit SelectCo by reducing the number of funds managed.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Industrials Portfolio is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Industrials Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Industrials Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Industrials Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Industrials Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Industrials Portfolio’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Industrials Portfolio’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Industrial Equipment Portfolio’s assets for Industrials Portfolio’s shares and the assumption of the liabilities of Industrial Equipment Portfolio by Industrials Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Industrial Equipment Portfolio and Industrials Portfolio, substantially to the effect that:

(i) The acquisition by Industrials Portfolio of substantially all of the assets of Industrial Equipment Portfolio in exchange solely for Industrials Portfolio shares and the assumption by Industrials Portfolio of all liabilities of Industrial Equipment Portfolio followed by the distribution of Industrials Portfolio shares to the Industrial Equipment Portfolio shareholders in exchange for their Industrial Equipment Portfolio shares in complete liquidation and termination of Industrial Equipment Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Industrial Equipment Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to Industrials Portfolio in exchange solely for Industrials Portfolio shares and the assumption by Industrials Portfolio of all liabilities of Industrial Equipment Portfolio, except that Industrial Equipment Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Industrial Equipment Portfolio will recognize no gain or loss upon the distribution to its shareholders of the Industrials Portfolio shares received by Industrial Equipment Portfolio in the Reorganization;

(iv) Industrials Portfolio will recognize no gain or loss upon the receipt of the assets of Industrial Equipment Portfolio in exchange solely for Industrials Portfolio shares and the assumption of all liabilities of Industrial Equipment Portfolio;

(v) The adjusted basis to Industrials Portfolio of the assets of Industrial Equipment Portfolio received by Industrials Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Industrial Equipment Portfolio immediately before the exchange;

(vi) Industrials Portfolio’s holding periods with respect to the assets of Industrial Equipment Portfolio that Industrials Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Industrial Equipment Portfolio (except where investment activities of Industrials Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Industrial Equipment Portfolio shareholders will recognize no gain or loss upon receiving Industrials Portfolio shares in exchange solely for Industrial Equipment Portfolio shares;

(viii) The aggregate basis of the Industrials Portfolio shares received by an Industrial Equipment Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Industrial Equipment Portfolio shares surrendered by the Industrial Equipment Portfolio shareholder in exchange therefor; and

(ix) An Industrial Equipment Portfolio shareholder’s holding period for the Industrials Portfolio shares received by the Industrial Equipment Portfolio shareholder in the Reorganization will include the holding period during which the Industrial Equipment Portfolio shareholder held Industrial Equipment Portfolio shares surrendered in exchange therefor, provided that the Industrial Equipment Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of August 31, 2016. The Reorganization could trigger tax rules that would impose certain limits on Industrials Portfolio’s ability to use Industrial Equipment Portfolio’s net realized losses (if any) and net unrealized losses (if any) following the Reorganization. Given that Industrial Equipment Portfolio did not have net realized or unrealized losses as of August 31, 2016 and given the expected size of the potential limits (in the event that Industrial Equipment Portfolio ends up having net realized and/or unrealized losses as of the time of the Reorganization), these limits (if applicable) are not expected to be impactful.

Based on the data as of August 31, 2016, Industrials Portfolio could have proportionally more net gains following the Reorganization (i.e., current net realized and unrealized gains less capital loss carryforwards) than Industrials Equipment Portfolio would have in the absence of the Reorganization, which could result in Industrials Equipment shareholders receiving capital gains distributions sooner and/or in larger amounts following the Reorganization than they would in the absence of the Reorganization. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Industrials Portfolio following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of August 31, 2016

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Current Fiscal Year Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Industrial Equipment Portfolio	February	$192,744,198	$0	$7,594,306	$21,710,881
Industrials Portfolio	February	$1,094,061,027	$0	$32,475,877	$176,249,808

Shareholders of Industrial Equipment Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Industrial Equipment Portfolio and Industrials Portfolio are non-diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Industrial Equipment Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Operations of Industrials Portfolio Following the Reorganization

SelectCo does not expect Industrials Portfolio to revise its investment policies as a result of the Reorganization, although Industrials Portfolio’s fundamental investment policies will change as described above if such changes are approved by shareholders as part of a separate proxy solicitation. In addition, SelectCo does not anticipate significant changes to Industrials Portfolio’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Industrials Portfolio in their current capacities. Tobias Welo, who is currently the co-manager of Industrial Equipment Portfolio and portfolio manager of Industrials Portfolio, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Industrial Equipment Portfolio and Industrials Portfolio as of September 30, 2016, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2016, the net assets of Industrial Equipment Portfolio was $187,896,125, or 18.3% of Industrials Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Industrial Equipment PortfolioA	$187,896,125	$39.68	4,735,041
Industrials Portfolio	$1,028,311,202	$31.25	32,906,031
Industrials Portfolio Pro Forma Combined Fund	$1,216,207,328	$31.25	38,918,707

A	Estimated one time reorganization costs are $21,000. Expenses exceeding the fund’s voluntary expense cap will be paid by SelectCo.

The table above assumes that the Reorganization occurred on September 30, 2016. The table is for information purposes only. No assurance can be given as to how many Industrials Portfolio shares will be received by shareholders of Industrial Equipment Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Industrials Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on April 22, 2016. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Industrial Equipment Portfolio and Industrials Portfolio and that the interests of existing shareholders of Industrial Equipment Portfolio and Industrials Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Industrial Equipment Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Trustees of the trust may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Industrial Equipment Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Industrials Portfolio’s financial highlights for the past 5 years ended February 28 (audited), updated to include semi-annual data for the six month period ended August 31, 2016 (unaudited), are shown in the table below:

Financial Highlights — Industrials Portfolio

	Six months ended (Unaudited) August 31,		Year ended February 28,
	2016		2016A		2015		2014	2013	2012A

Selected Per–Share Data

Net asset value, beginning of period	$28.10		$32.69		$33.69		$28.04	$24.69	$25.24

Income from Investment Operations

Net investment income (loss)B	.10		.24		.22		.23	.28	.19

Net realized and unrealized gain (loss)	3.41		(2.90)		2.44		7.36	3.54	.01

Total from investment operations	3.51		(2.66)		2.66		7.59	3.82	.20

Distributions from net investment income	—		(.20)		(.23)		(.20)	(.26)	(.13)

Distributions from net realized gain	—		(1.73)		(3.43)		(1.74)	(.21)	(.62)

Total distributions	—		(1.93)		(3.66)		(1.94)	(.47)	(.75)

Redemption fees added to paid in capitalB,C	—		—		—		—	—	—

Net asset value, end of period	$31.61		$28.10		$32.69		$33.69	$28.04	$24.69

Total ReturnD,E	12.49%		(8.29)%		8.74%		27.80%	15.71%	.94%

Ratios to Average Net AssetsF,G

Expenses before reductions	.76	%H	.77%		.78%		.81%	.85%	.87%

Expenses net of fee waivers, if any	.76	%H	.76%		.78%		.81%	.85%	.87%

Expenses net of all reductions	.76	%H	.76%		.78%		.81%	.84%	.86%

Net investment income (loss)	.64	%H	.79%		.68%		.74%	1.13%	.83%

Supplemental Data

Net assets, end of period (000 omitted)	$1,091,795		$978,550		$1,142,689		$1,217,117	$873,266	$551,144

Portfolio turnover rateI	60	%H	75	%J	72	%J	58%	75%	102%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H	Annualized
I	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

Industrials Portfolio’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund’s Annual Report to Shareholders and the unaudited financial statements contained in the fund’s Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Industrial Equipment Portfolio’s financial highlights for the fiscal year ended February 29, 2016, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders, are included in the fund’s prospectus. The financial highlights are updated to include the corresponding semi-annual data (unaudited) included in the Semi-Annual Report to Shareholders for the six month period ended August 31, 2016. Industrial Equipment Portfolio’s updated financial highlights are incorporated herein by reference.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about December 27, 2016. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Industrial Equipment Portfolio at an anticipated cost of approximately $1,100. Industrial Equipment Portfolio may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis to receive votes over the phone on behalf of Industrial Equipment Portfolio at an anticipated cost of approximately $275.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Industrial Equipment Portfolio, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed the fund’s existing voluntary expense cap of 1.15%. Expenses exceeding the fund’s voluntary expense cap will be paid by SelectCo.

The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

For a free copy of each fund’s annual report for the fiscal year ended February 29, 2016 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on December 27, 2016 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

SelectCo has advised the trust that certain shares are registered to SelectCo or a SelectCo affiliate. To the extent that SelectCo or a SelectCo affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of [                ], shares of each fund issued and outstanding were as follows:

Number of Shares
Industrial Equipment Portfolio
Industrials Portfolio

[As of [September 30, 2016], the Trustees, Members of the Advisory Board (if any), and officers of [                    ] owned, in the aggregate, less than [    ]% of [each fund’s] total outstanding shares.]

[As of [October 31, 2016], the following owned of record and/or beneficially 5% or more of the outstanding shares of a fund:]

[As of [October 31, 2016], approximately [    ]% of [                ]’s total outstanding shares was held of record and/or beneficially by [                    ]; approximately [    ]% of [                ]’s total outstanding shares was held of record and/or beneficially by [                    ]; and approximately [    ]% of [                ]’s total outstanding shares was held of record and/or beneficially by [                    ].]

[A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.]

[To the knowledge of the trust, no [other] shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization.]/[If the Reorganization became effective on [            ], [        ] would have owned of record and/or beneficially [    ]% of the outstanding shares of the combined fund.]]

Required Vote

Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of Industrial Equipment Portfolio. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Industrials Portfolio shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Industrial Equipment Portfolio and Industrials Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the funds’ Annual Report to Shareholders for the fiscal year ended February 29, 2016. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for Industrials Portfolio for the six-month period ended August 31, 2016 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Select Portfolios, in care of Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA, 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Submission of Certain Shareholder Proposals

The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mailzone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.

Exhibit 1

Form of Agreement and Plan of Reorganization of Industrial Equipment Portfolio

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [            ], 2016 by and between Fidelity Select Portfolios, a Massachusetts business trust, on behalf of its series Industrial Equipment Portfolio (the Acquired Fund) and Industrials Portfolio (the Acquiring Fund). Fidelity Select Portfolios may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated April 29, 2016, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at February 29, 2016, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 2016. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 29, 2016 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since February 29, 2016;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the

1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 28, 2017 and its taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated April 29, 2016, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at February 29, 2016, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended August 31, 2016. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 29, 2016 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since February 29, 2016;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 28, 2017 and its taxable year that includes the Closing Date;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement.

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on May 5, 2017, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund’s transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund’s financial position since February 29, 2016, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

[    ] are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9870086.101	INDM-PXS-1116

Supplement to the Fidelity® Select Portfolios® Industrials Sector April 29, 2016 Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Air Transportation Portfolio’s, Defense and Aerospace Portfolio’s, Industrial Equipment Portfolio’s, and Transportation Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrial Equipment Portfolio, and Transportation Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec. gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Industrial Equipment Portfolio and Industrials Portfolio pursuant to which Industrial Equipment Portfolio would be reorganized on a tax-free basis with and into Industrials Portfolio.

The Agreement provides for the transfer of all of the assets of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio and the assumption by Industrials Portfolio of all of the liabilities of Industrial Equipment Portfolio. After the exchange, Industrial Equipment Portfolio will distribute the Industrials Portfolio shares to its shareholders pro rata, in liquidation of Industrial Equipment Portfolio. As a result, shareholders of Industrial Equipment Portfolio will become shareholders of Industrials Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Industrial Equipment Portfolio is expected to be held during the first quarter of 2017 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Industrial Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about May 5, 2017. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Industrials Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-16-05	(PAGE 1 OF 1)	November 10, 2016
1.911519.118

Fidelity® Select Portfolios®
Industrials Sector

Fund	Ticker
Air Transportation Portfolio	FSAIX
Defense and Aerospace Portfolio	FSDAX
Environment and Alternative Energy Portfolio	FSLEX
Industrial Equipment Portfolio	FSCGX
Industrials Portfolio	FCYIX
Transportation Portfolio	FSRFX

Prospectus
April 29, 2016

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	Air Transportation Portfolio
	6	Defense and Aerospace Portfolio
	9	Environment and Alternative Energy Portfolio
	12	Industrial Equipment Portfolio
	15	Industrials Portfolio
	18	Transportation Portfolio

Fund Basics	21	Investment Details
	23	Valuing Shares

Shareholder Information	24	Additional Information about the Purchase and Sale of Shares
	27	Exchanging Shares
	27	Features and Policies
	28	Dividends and Capital Gain Distributions
	29	Tax Consequences

Fund Services	30	Fund Management
	31	Fund Distribution

Appendix	32	Financial Highlights
	38	Additional Index Information

Prospectus	2

Fund Summary

Fund:

Air Transportation Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%

Total annual operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$85
3 years	$265
5 years	$460
10 years	$1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of

3	Prospectus

Fund Summary - continued

individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.56%	September 30, 2009
Lowest Quarter Return	–30.25%	March 31, 2009
Year-to-Date Return	3.92%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years

Air Transportation Portfolio

Return Before Taxes	–8.61%	14.57%	10.06%

Return After Taxes on Distributions	–10.53%	13.30%	9.08%

Return After Taxes on Distributions and Sale of Fund Shares	–3.37%	11.64%	8.20%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

S&P® Custom Air Transportation Index (reflects no deduction for fees, expenses, or taxes)	–6.38%	14.11%	8.80%

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Prospectus	4

Portfolio Manager(s)

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

5	Prospectus

Fund Summary

Fund:

Defense and Aerospace Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%

Total annual operating expenses	0.80%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$82
3 years	$255
5 years	$444
10 years	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus	6

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.57%	June 30, 2009
Lowest Quarter Return	–18.55%	December 31, 2008
Year-to-Date Return	–1.87%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

	Past 1	Past 5	Past 10
For the periods ended December 31, 2015	year	years	years

Defense and Aerospace Portfolio

Return Before Taxes	3.60%	13.99%	9.56%

Return After Taxes on Distributions	2.16%	12.91%	8.60%

Return After Taxes on Distributions and Sale of Fund Shares	3.28%	11.17%	7.78%

S&P 500® Index
(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

MSCI U.S. IMI Aerospace & Defense 25-50 Index
(reflects no deduction for fees, expenses, or taxes)	3.13%	16.51%	11.96%

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jonathan Siegmann (portfolio manager) has managed the fund since October 2015.

7	Prospectus

Fund Summary – continued

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	8

Fund Summary

Fund:

Environment and Alternative Energy Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.40%

Total annual operating expenses	0.95%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$97
3 years	$303
5 years	$525
10 years	$1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup or development of new technologies, and can be subject to risks associated with hazardous materials.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

9	Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to July 1, 2010, the fund was named Environmental Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund’s historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.39%	June 30, 2009
Lowest Quarter Return	–25.92%	September 30, 2011
Year-to-Date Return	3.91%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years

Environment and Alternative Energy Portfolio

Return Before Taxes	–4.59%	5.12%	4.09%

Return After Taxes on Distributions	–5.21%	4.25%	3.63%

Return After Taxes on Distributions and Sale of Fund Shares	–2.02%	4.04%	3.27%

S&P 500® Index
(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

FTSE® Environmental Opportunities & Alternative Energy Index
(reflects no deduction for fees, expenses, or taxes)	–4.73%	8.19%	4.23%

Prospectus	10

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Walenta (portfolio manager) has managed the fund since November 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

11	Prospectus

Fund Summary

Fund:

Industrial Equipment Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%

Total annual operating expenses	0.83%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$85
3 years	$265
5 years	$460
10 years	$1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of

Prospectus	12

individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.86%	June 30, 2009
Lowest Quarter Return	–28.55%	December 31, 2008
Year-to-Date Return	3.18%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years

Industrial Equipment Portfolio

Return Before Taxes	2.47%	8.76%	8.07%

Return After Taxes on Distributions	1.16%	6.99%	6.99%

Return After Taxes on Distributions and Sale of Fund Shares	2.49%	6.80%	6.53%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

MSCI U.S. IMI Capital Goods 25-50 Index (reflects no deduction for fees, expenses, or taxes)	0.59%	11.26%	7.51%

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

13	Prospectus

Fund Summary - continued

Portfolio Manager(s)

Janet Glazer (co-manager) has managed the fund since April 2016.

Tobias Welo (co-manager) has managed the fund since April 2016.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	14

Fund Summary

Fund:

Industrials Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%

Total annual operating expenses	0.77%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

15	Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to October 1, 2006, the fund was named Cyclical Industries Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund’s historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.63%	June 30, 2009
Lowest Quarter Return	–25.19%	December 31, 2008
Year-to-Date Return	3.53%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years

Industrials Portfolio

Return Before Taxes	–1.97%	10.55%	9.29%

Return After Taxes on Distributions	–3.44%	9.08%	8.22%

Return After Taxes on Distributions and Sale of Fund Shares	0.07%	8.29%	7.53%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

MSCI U.S. IMI Industrials 25-50 Index (reflects no deduction for fees, expenses, or taxes)	–3.55%	11.33%	7.64%

Prospectus	16

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Tobias Welo (portfolio manager) has managed the fund since January 2007.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001 Cincinnati, OH 45277-0003	P.O. Box 770001
Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

17	Prospectus

Fund Summary

Fund:

Transportation Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%

Total annual operating expenses	0.81%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$83
3 years	$259
5 years	$450
10 years	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus	18

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.71%	September 30, 2009
Lowest Quarter Return	–21.74%	September 30, 2011
Year-to-Date Return	6.96%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years

Transportation Portfolio

Return Before Taxes	–18.51%	11.26%	8.96%

Return After Taxes on Distributions	–19.87%	10.08%	8.14%

Return After Taxes on Distributions and Sale of Fund Shares	–9.35%	8.91%	7.29%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%

MSCI U.S. IMI Transportation 25-50 Index (reflects no deduction for fees, expenses, or taxes)	–17.49%	12.02%	9.23%

Investment Adviser

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

19	Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500

Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	20

Fund Basics

Investment Details

Principal Investment Strategies

Air Transportation Portfolio

The fund invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

Defense and Aerospace Portfolio

The fund invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, parts, or products, including defense electronics and space equipment.

Environment and Alternative Energy Portfolio

The fund invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in alternative and renewable energy such as solar, wind, biofuels, hydropower, or geothermal power; energy efficiency and energy conservation products and services such as energy-efficient home or building design and insulation, including heating and cooling, lighting, or appliances, as well as fuel efficient vehicles such as hybrid and electric cars; pollution reduction and prevention activities to control emissions; water infrastructure related to water distribution, water purification, the collection, treatment, or reclamation of wastewater, and other water storage and maintenance; and waste management and recycling activities such as the transportation, treatment, and disposal of hazardous or other wastes, transforming waste into energy and other recycling, and sanitation or filtration equipment or services.

Industrial Equipment Portfolio

The fund invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment; manufacturers of building components and home improvement products and equipment; companies engaged in non-residential construction; producers of electric cables and wires, electrical components or equipment; manufacturers of power-generating equipment and other heavy electrical equipment; manufacturers of construction and farm machinery and heavy trucks; manufacturers of industrial machinery and industrial components; trading companies and other distributors of industrial equipment and products; and other diversified industrial companies.

Industrials Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; providers of commercial printing services and electronic data processing services; companies providing business support services and office supplies, environmental and facilities maintenance; companies providing transportation services; and airport, road, rail tracks and marine port owners and providers of related services.

Transportation Portfolio

The fund invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing air freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.

21	Prospectus

Fund Basics – continued

The Adviser normally invests each fund’s assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies cannot be changed without a vote of the affected fund’s shareholders. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. Those policies can be changed without a vote only upon 60 days’ prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund’s performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments affecting the demand for air travel. Policies of various domestic and foreign governments can affect the profitability of individual carriers as well as the entire industry.

Prospectus	22

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services.

The environment and alternative energy industry can be significantly affected by government regulations and subsidies, rapid technological change, and changes in the supply and demand for traditional energy sources. Changing political priorities and global supply and demand may also have a significant impact on the availability of funding for remedial cleanup and for research, development, and adoption of new technologies. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The industrial equipment industry can be significantly affected by overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. Government regulation also can adversely affect transportation companies.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Valuing Shares

Each fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity® non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

23	Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to

Prospectus	24

shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in “Selling Shares.” As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Minimum Waivers

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

25	Prospectus

Shareholder Information – continued

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 30 days, a 0.75% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to Fidelity® fund small balance maintenance fees.

•	Redemptions related to death or due to a divorce decree.

•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees.

•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

•	Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus	26

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•	Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

27	Prospectus

Shareholder Information – continued

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•	To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days’ notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in April and December.

Prospectus	28

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity. com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

29	Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

SelectCo. The Adviser is each fund’s manager. The address of the Adviser is 1225 17th Street, Denver, Colorado 80202-5541.

The Adviser began managing the funds on August 1, 2013. Prior to such date, FMR, an affiliated investment adviser, managed the funds.

As of December 31, 2015, the Adviser had approximately $2.8 billion in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of the Adviser. As of December 31, 2015, FMRC had approximately $1.1 trillion in discretionary assets under management.

FMR Investment Management (U.K.) Limited (FMR U.K.), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2015, FMR H.K. had approximately $11.1 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Matthew Moulis is portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other funds. Since joining Fidelity

Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

Kevin Walenta is portfolio manager of Environment and Alternative Energy Portfolio, which he has managed since November 2014. Since joining Fidelity Investments in 2008, Mr. Walenta has worked as an equity research analyst and portfolio manager.

Tobias Welo is portfolio manager of Industrials Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR’s Stock Selector Large Cap Group.

Jonathan Siegmann is portfolio manager of Defense and Aerospace Portfolio, which he has managed since October 2015. Since joining Fidelity Investments in 2007, Mr. Siegmann has worked as a research analyst and a portfolio manager.

Janet Glazer is co-manager of Industrial Equipment Portfolio, which she has managed since April 2016. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

Tobias Welo is co-manager of Industrials Equipment Portfolio, which he has managed since April 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR’s Stock Selector Large Cap Group.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of all funds advised by SelectCo or FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For February 2016, the group fee rate was 0.25%. The individual fund fee rate is 0.30%.

Prospectus	30

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended February 29, 2016, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Air Transportation Portfolio	0.55%
Defense and Aerospace Portfolio	0.55%
Environment and Alternative Energy Portfolio	0.55%
Industrial Equipment Portfolio	0.55%
Industrials Portfolio	0.55%
Transportation Portfolio	0.55%

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 29, 2016.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Air Transportation Portfolio
Rate	1.15%
Defense and Aerospace Portfolio
Rate	1.15%
Environment and Alternative Energy Portfolio
Rate	1.15%
Industrial Equipment Portfolio
Rate	1.15%
Industrials Portfolio
Rate	1.15%
Transportation Portfolio
Rate	1.15%

Fund Distribution

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

31	Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Air Transportation Portfolio

Years ended February 28,	2016 A		2015		2014	2013		2012 A
Selected Per–Share Data
Net asset value, beginning of period	$73.09		$61.02		$43.97	$38.12		$43.05

Income from Investment Operations
Net investment income (loss)B	.18		.20	C	.12	.21	D	.05
Net realized and unrealized gain (loss)	(6.82)		13.09		18.28	6.44		.46

Total from investment operations	(6.64)		13.29		18.40	6.65		.51

Distributions from net investment income	(.17)		(.08)		(.06)	(.15)		(.05)
Distributions from net realized gain	(5.68)		(1.14)		(1.30)	(.66)		(5.39)

Total distributions	(5.85)		(1.23	)E	(1.36)	(.80	)F	(5.44)

Redemption fees added to paid in capitalB	—	G	.01		.01	—	G	—	G

Net asset value, end of period	$60.60		$73.09		$61.02	$43.97		$38.12

Total ReturnH	(9.24)%		21.93%		42.26%	17.62%		2.01%

Ratios to Average Net AssetsI,J
Expenses before reductions	.83%		.83%		.87%	.94%		.96%
Expenses net of fee waivers, if any	.83%		.83%		.87%	.94%		.96%
Expenses net of all reductions	.82%		.83%		.86%	.92%		.95%
Net investment income (loss)	.27%		.30	%C	.22%	.54	%D	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$325,630		$715,925		$350,960	$90,837		$72,652
Portfolio turnover rateK	97%		65	%L	125%	74%		102%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.
D	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.
E	Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.
F	Total distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.
G	Amount represents less than $.005 per share.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
K	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
L	Portfolio turnover rate excludes securities received or delivered in-kind.

Prospectus	32

Financial Highlights — Defense and Aerospace Portfolio

Years ended February 28,	2016 A	2015		2014	2013		2012 A
Selected Per–Share Data
Net asset value, beginning of period	$128.97	$122.55		$91.73	$86.02		$78.21

Income from Investment Operations
Net investment income (loss)B	1.08	1.06	C	.77	1.17	D	.56
Net realized and unrealized gain (loss)	(14.72)	13.14		36.34	5.94		7.87

Total from investment operations	(13.64)	14.20		37.11	7.11		8.43

Distributions from net investment income	(1.01)	(.97)		(.64)	(1.21)		(.51)
Distributions from net realized gain	(6.24)	(6.81)		(5.65)	(.19)		(.12)

Total distributions	(7.25)	(7.78)		(6.29)	(1.40)		(.62	)E

Redemption fees added to paid in capitalB,F	—	—		—	—		—

Net asset value, end of period	$108.08	$128.97		$122.55	$91.73		$86.02

Total ReturnG	(11.08)%	12.53%		40.85%	8.37%		10.87%

Ratios to Average Net AssetsH,I
Expenses before reductions	.80%	.79%		.81%	.84%		.86%
Expenses net of fee waivers, if any	.79%	.79%		.81%	.84%		.86%
Expenses net of all reductions	.79%	.79%		.81%	.83%		.86%
Net investment income (loss)	.92%	.90	%C	.70%	1.39	%D	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$885,398	$948,156		$1,023,393	$606,859		$681,154
Portfolio turnover rateJ	52%	20%		48%	56%		56%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.66 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.
D	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.
E	Total distributions of $.62 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share.
F	Amount represents less than $.005 per share.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
I	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
J	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

33	Prospectus

Appendix – continued

Financial Highlights — Environment and Alternative Energy Portfolio

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$20.94	$23.36	$18.12	$16.32	$19.19

Income from Investment Operations
Net investment income (loss)B	.17	.16	.14	.18	.20
Net realized and unrealized gain (loss)	(2.34)	.31	5.27	1.77	(2.88)

Total from investment operations	(2.17)	.47	5.41	1.95	(2.68)

Distributions from net investment income	(.13)	(.14)	(.17)	(.15)	(.19)
Distributions from net realized gain	(.44)	(2.75)	—	—	—

Total distributions	(.57)	(2.89)	(.17)	(.15)	(.19)

Redemption fees added to paid in capitalB,C	—	—	—	—	—

Net asset value, end of period	$18.20	$20.94	$23.36	$18.12	$16.32

Total ReturnD	(10.63)%	2.19%	29.97%	12.02%	(13.92)%

Ratios to Average Net AssetsE,F
Expenses before reductions	.95%	.92%	.97%	.99%	1.01%
Expenses net of fee waivers, if any	.95%	.92%	.97%	.99%	1.01%
Expenses net of all reductions	.95%	.92%	.97%	.97%	1.00%
Net investment income (loss)	.86%	.71%	.70%	1.10%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$73,432	$88,573	$102,869	$82,018	$77,943
Portfolio turnover rateG	20%	160%	28%	54%	183%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Prospectus	34

Financial Highlights — Industrial Equipment Portfolio

Years ended February 28,	2016 A		2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$38.86		$46.03	$39.59	$36.37	$36.16

Income from Investment Operations
Net investment income (loss)B	.33		.32	.37	.45	.28
Net realized and unrealized gain (loss)	(1.87)		.75	9.19	3.22	.29

Total from investment operations	(1.54)		1.07	9.56	3.67	.57

Distributions from net investment income	(.19)		(.36)	(.32)	(.45)	(.26)
Distributions from net realized gain	(1.88)		(7.88)	(2.80)	—	(.10)

Total distributions	(2.07)		(8.24)	(3.12)	(.45)	(.36)

Redemption fees added to paid in capitalB,C	—		—	—	—	—

Net asset value, end of period	$35.25		$38.86	$46.03	$39.59	$36.37

Total ReturnD	(4.20)%		3.36%	24.37%	10.19%	1.66%

Ratios to Average Net AssetsE,F
Expenses before reductions	.83%		.77%	.79%	.82%	.84%
Expenses net of fee waivers, if any	.83%		.77%	.78%	.82%	.84%
Expenses net of all reductions	.82%		.77%	.78%	.81%	.84%
Net investment income (loss)	.90%		.76%	.87%	1.25%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$157,502		$228,311	$425,386	$369,951	$351,674
Portfolio turnover rateG	72	%H	53%	100%	69%	101%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Portfolio turnover rate excludes securities received or delivered in-kind.

35	Prospectus

Appendix – continued

Financial Highlights — Industrials Portfolio

Years ended February 28,	2016 A		2015		2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$32.69		$33.69		$28.04	$24.69	$25.24

Income from Investment Operations
Net investment income (loss)B	.24		.22		.23	.28	.19
Net realized and unrealized gain (loss)	(2.90)		2.44		7.36	3.54	.01

Total from investment operations	(2.66)		2.66		7.59	3.82	.20

Distributions from net investment income	(.20)		(.23)		(.20)	(.26)	(.13)
Distributions from net realized gain	(1.73)		(3.43)		(1.74)	(.21)	(.62)

Total distributions	(1.93)		(3.66)		(1.94)	(.47)	(.75)

Redemption fees added to paid in capitalB,C	—		—		—	—	—

Net asset value, end of period	$28.10		$32.69		$33.69	$28.04	$24.69

Total ReturnD	(8.29)%		8.74%		27.80%	15.71%	.94%

Ratios to Average Net AssetsE,F
Expenses before reductions	.77%		.78%		.81%	.85%	.87%
Expenses net of fee waivers, if any	.76%		.78%		.81%	.85%	.87%
Expenses net of all reductions	.76%		.78%		.81%	.84%	.86%
Net investment income (loss)	.79%		.68%		.74%	1.13%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$978,550		$1,142,689		$1,217,117	$873,266	$551,144
Portfolio turnover rateG	75	%H	72	%H	58%	75%	102%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Portfolio turnover rate excludes securities received or delivered in-kind.

Prospectus	36

Financial Highlights — Transportation Portfolio

Years ended February 28,	2016 A		2015		2014		2013		2012 A
Selected Per–Share Data
Net asset value, beginning of period	$94.04		$76.28		$57.75		$53.02		$56.26

Income from Investment Operations
Net investment income (loss)B	.50		.46		.45		.51		.26
Net realized and unrealized gain (loss)	(15.81)		19.67		20.44		7.59		(.34)

Total from investment operations	(15.31)		20.13		20.89		8.10		(.08)

Distributions from net investment income	(.52)		(.34)		(.27)		(.41)		(.17)
Distributions from net realized gain	(4.95)		(2.04)		(2.09)		(2.96)		(2.99)

Total distributions	(5.48	)C	(2.38)		(2.36)		(3.37)		(3.16)

Redemption fees added to paid in capitalB	—	D	.01		—	D	—	D	—	D

Net asset value, end of period	$73.25		$94.04		$76.28		$57.75		$53.02

Total ReturnE	(16.28)%		26.80%		36.60%		16.10%		.16%

Ratios to Average Net AssetsF,G
Expenses before reductions	.81%		.81%		.85%		.89%		.88%
Expenses net of fee waivers, if any	.81%		.81%		.85%		.89%		.88%
Expenses net of all reductions	.80%		.81%		.84%		.86%		.87%
Net investment income (loss)	.60%		.53%		.68%		.98%		.49%
Supplemental Data
Net assets, end of period (000 omitted)	$408,171		$1,146,633		$450,237		$212,956		$212,647
Portfolio turnover rateH	80%		72	%I	78%		47%		82%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C	Total distributions of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.
D	Amount represents less than $.005 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.
H	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

37	Prospectus

Appendix – continued

Additional Index Information

FTSE® Environmental Opportunities & Alternative Energy Index is a modified market capitalization-weighted index designed to measure the performance of the equity markets of securities derived from the FTSE® Environmental Opportunities USA Index and the largest 50 non-U.S. companies in the FTSE® Environmental Opportunities Renewable & Alternative Energy Index.

MSCI U.S. IMI Aerospace & Defense 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Aerospace & Defense companies in the MSCI U.S. Investable Market 2500 Index. Index returns shown for periods prior to January 1, 2010 are returns of the MSCI U.S. Investable Market Aerospace & Defense Index.

MSCI U.S. IMI Capital Goods 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Capital Goods companies in the MSCI U.S. Investable Market 2500 Index. Index returns shown for periods prior to January 1, 2010 are returns of the MSCI U.S. Investable Market Capital Goods Index.

MSCI U.S. IMI Industrials 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index. Index returns shown for periods prior to January 1, 2010 are returns of the MSCI U.S. Investable Market Industrials Index.

MSCI U.S. IMI Transportation 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Transportation companies in the MSCI U.S. Investable Market 2500 Index. Index returns shown for periods prior to January 1, 2010 are returns of the MSCI U.S. Investable Market Transportation Index.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P® Custom Air Transportation Index is a modified market capitalization-weighted index of stocks designed to measure the performance of companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies are identified by S&P based on the specific policies of the fund.

Prospectus	38

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-03114

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Select Portfolios, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.910407.106	SELCI-PRO-0416

Industrial Equipment Portfolio

Industrials Portfolio

(Series of Fidelity Select Portfolios)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

December 27, 2016

This Statement of Additional Information (SAI) relates to the proposed acquisition of Industrial Equipment Portfolio by Industrials Portfolio, each a series of Fidelity Select Portfolios (the Reorganization). This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Industrials Portfolio will acquire all of the assets of Industrial Equipment Portfolio and assume all of Industrial Equipment Portfolio’s liabilities, in exchange solely for shares of beneficial interest in Industrials Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Industrials Portfolio and Industrial Equipment Portfolio dated April 29, 2016, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-16-003546).

2.	The Statement of Additional Information of Industrials Portfolio and Industrial Equipment Portfolio dated April 29, 2016, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-16-003546).

3.	The Financial Statements included in the Annual Report of Industrials Portfolio and Industrial Equipment Portfolio for the fiscal year ended February 29, 2016, which was previously filed via EDGAR (Accession No. 0001379491-16-003415).

4.	The Unaudited Financial Statements included in the Semiannual Report of Industrials Portfolio and Industrial Equipment Portfolio for the fiscal period ended August 31, 2016, which was previously filed via EDGAR (Accession No. 0001379491-16-006601).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Select Portfolios: Industrial Equipment Portfolio

Select Portfolios: Industrials Portfolio

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of August 31, 2016 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended August 31, 2016. The unaudited pro forma financial statements are presented to show the effect of the proposed merger of Industrial Equipment Portfolio (the “Acquired Fund”) into Industrials Portfolio (the “Acquiring Fund”), the accounting survivor, as if the merger had occurred on the first day of the year presented (September 1, 2015).

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Fund in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the Industrial Equipment Portfolio and Industrials Portfolio. Both the Acquired Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

The Acquired Fund and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows: Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the listing within Industrials Portfolio Combined Pro Forma Portfolio (unaudited).

3. Merger Costs:

Industrial Equipment Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Industrial Equipment Portfolio is $21,000.

4. Capital Shares:

The unaudited pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on August 31, 2016 in connection with the proposed merger. Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the August 31, 2016 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

5. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

6. Federal Income Taxes:

Each year, each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Select Portfolios: Industrial Equipment Portfolio

Select Portfolios: Industrials Portfolio

Pro Forma Combined Statement of Assets & Liabilities

As of August 31, 2016 (Unaudited)

	Industrial Equipment Portfolio (Acquired Fund)		Industrials Portfolio (Acquiring Fund)	Combined	Adjustments		Industrials Portfolio Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$187,612,078		$1,092,446,142	$1,280,058,220	$—		$1,280,058,220
Fidelity Central Funds	5,030,132		2,102,285	7,132,417	—		7,132,417
Receivable for investments sold	—		4,019,857	4,019,857	—		4,019,857
Receivable for fund shares sold	77,760		529,395	607,155	—		607,155
Dividends receivable	337,883		1,659,201	1,997,084	—		1,997,084
Distributions receivable from Fidelity Central Funds	1,313		3,671	4,984	—		4,984
Prepaid expenses	1,630		8,926	10,556	—		10,556
Other receivables	1,713		43,009	44,722	—		44,722

Total assets	193,062,509		1,100,812,486	1,293,874,995	—		1,293,874,995

Liabilities
Payable for investments purchased	$132,496		$5,346,055	$5,478,551	$—		$5,478,551
Payable for fund shares redeemed	—		2,918,025	2,918,025	—		2,918,025
Accrued management fee	88,331		505,783	594,114	—		594,114
Other affiliated payables	36,997		185,863	222,860	—		222,860
Other payables and accrued expenses	22,394	(a)	61,901	84,295	—		84,295

Total liabilities	280,218		9,017,627	9,297,845	—		9,297,845

Net Assets	$192,782,291		$1,091,794,859	$1,284,577,150	$—		$1,284,577,150

Net Assets consist of:
Paid in capital	$162,562,914		$878,438,449	$1,041,001,363	—		$1,041,001,363
Distributed in excess of net investment income	670,372		3,464,108	4,134,480	—		4,134,480
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	7,142,345		30,910,183	38,052,528	—		38,052,528
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	22,406,660		178,982,119	201,388,779	—		201,388,779

Net Assets	$192,782,291		$1,091,794,859	$1,284,577,150	$—		$1,284,577,150

Book cost of respective Fund:	$170,235,549		$915,566,308	$1,085,801,857	$—		$1,085,801,857

	Industrial Equipment Portfolio (Acquired Fund)		Industrials Portfolio (Acquiring Fund)	Combined	Adjustments		Industrials Portfolio Pro Forma Combined
Net Asset Value
Retail Class
Net Assets	$192,782,291		$1,091,794,859	$1,284,577,150	$—		$1,284,577,150
Offering price and redemption price per share	$39.84		$31.61	$31.61			$31.61
Shares outstanding	4,839,442		34,538,003	39,377,445	1,259,333	(b)	40,636,778

(a)	Acquired Fund’s proxy related expenses of approximately $21,000 is excluded from the pro forma combined analysis.
(b)	Includes the conversion of full and fractional shares of Industrial Equipment Portfolio into Industrials Portfolio shares outstanding.

Select Portfolios: Industrial Equipment Portfolio

Select Portfolios: Industrials Portfolio

Pro Forma Combined Statement of Operations

For the 12 months ended August 31, 2016 (Unaudited)

	Industrial Equipment Portfolio	Industrials Portfolio				Industrials Portfolio
	(Acquired Fund)	(Acquiring Fund)	Combined	Adjustments		Pro Forma Combined
Investment Income
Dividends	$2,840,346	$16,809,653	$19,649,999	$—		$19,649,999
Income from Fidelity Central Funds	20,615	55,966	76,581	—		76,581

Total income	2,860,961	16,865,619	19,726,580	—		19,726,580

Expenses
Management fee	900,106	5,962,467	6,862,573	—	(c)	6,862,573
Transfer agent fees	313,825	1,844,593	2,158,418	(35,314	)(d)	2,123,104
Accounting and security lending fees	64,133	356,139	420,272	(19,017	)(e)	401,255
Custodian fees and expenses	6,011	20,568	26,579	(5,467	)(e)	21,112
Independent trustees’ compensation	3,307	22,608	25,915	—		25,915
Registration fees	29,727	28,072	57,799	(22,979	)(f)	34,820
Audit	51,840	41,416	93,256	(41,148	)(g)	52,108
Legal	1,967	12,699	14,666	—		14,666
Interest	—	1,484	1,484	—		1,484
Miscellaneous	1,334 (h)	13,447	14,781	—		14,781

Total expenses before reductions	1,372,250	8,303,493	9,675,743	(123,925)		9,551,818
Expenses reductions	(2,838)	(18,715)	(21,553)	—		(21,553)

Total expenses	1,369,412	8,284,778	9,654,190	(123,925)		9,530,265

Net investment income	1,491,549	8,580,841	10,072,390	123,925		10,196,315

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,786,715	33,363,594	40,150,309	—		40,150,309
Foreign currency transactions	(2,685)	(13,254)	(15,939)	—		(15,939)

Total net realized gain (loss)	6,784,030	33,350,340	40,134,370	—		40,134,370

Change in net unrealized appreciation (depreciation) on:
Investment securities	16,047,163	99,404,858	115,452,021	—		115,452,021
Assets and liabilities in foreign currencies	2,678	—	2,678	—		2,678

Total change in unrealized appreciation (depreciation)	16,049,841	99,404,858	115,454,699	—		115,454,699

Net Gain (Loss)	22,833,871	132,755,198	155,589,069	—		155,589,069

Net increase (decrease) in net assets resulting from operations	$24,325,420	$141,336,039	$165,661,459	$123,925		$165,785,384

(c)	The Acquiring and Acquired Fund’s Management fee contracts are similar, no pro forma adjusted is necessary.
(d)	Decrease in expenses based on Acquiring Fund’s Transfer Agent ratio.
(e)	Decrease in expenses based on elimination of redundant fees based on Pro Forma Combined funds average net assets throughout the period.
(f)	Decrease in expenses based on registration costs paid at Trust level.
(g)	Decrease in Audit expenses based on allocated costs paid at Trust level.
(h)	Proxy related expenses represent approximately $21,000 and are excluded from the Acquired Fund’s Statement of Operations.

	Industrial Equipment Portfolio		Industrials Portfolio		Industrials Portfolio
	(Acquired Fund)		(Acquiring Fund)		Pro Forma Combined
Investments August 31, 2016 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%	Shares	Value	Shares	Value	Shares	Value
Aerospace & Defense
Aerospace & Defense
Astronics Corp. (a)		$0	74,217	$3,325,664	74,217	$3,325,664
BWX Technologies, Inc.		0	224,256	8,703,375	224,256	8,703,375
Curtiss-Wright Corp.	38,300	3,443,170		0	38,300	3,443,170
General Dynamics Corp.	46,600	7,093,452	342,797	52,180,559	389,397	59,274,011
Hexcel Corp.		0	332,100	14,894,685	332,100	14,894,685
Honeywell International, Inc.	102,300	11,939,433	568,759	66,379,863	671,059	78,319,296
Huntington Ingalls Industries, Inc.	3,200	528,544		0	3,200	528,544
Lockheed Martin Corp.	6,700	1,627,899		0	6,700	1,627,899
Northrop Grumman Corp.	40,700	8,631,249	187,100	39,678,297	227,800	48,309,546
Orbital ATK, Inc.		0	96,561	7,283,596	96,561	7,283,596
Raytheon Co.	50,800	7,118,604	298,200	41,786,766	349,000	48,905,370
Rockwell Collins, Inc.		0	93,300	7,808,277	93,300	7,808,277
Teledyne Technologies, Inc. (a)		0	204,821	21,944,522	204,821	21,944,522
Textron, Inc.		0	399,019	16,299,926	399,019	16,299,926
The Boeing Co.	28,200	3,650,490		0	28,200	3,650,490
TransDigm Group, Inc. (a)	6,800	1,939,292	27,900	7,956,801	34,700	9,896,093
United Technologies Corp.	72,800	7,748,104	570,171	60,683,300	642,971	68,431,404

		53,720,237		348,925,631		402,645,868

Air Freight & Logistics
Air Freight & Logistics
C.H. Robinson Worldwide, Inc.		0	78,500	5,449,470	78,500	5,449,470

Airlines
Airlines
Southwest Airlines Co.		0	807,400	29,776,912	807,400	29,776,912

Building Products
Building Products
A.O. Smith Corp.		0	153,239	14,784,499	153,239	14,784,499
Fortune Brands Home & Security, Inc.	29,800	1,894,088	275,100	17,485,356	304,900	19,379,444
Lennox International, Inc.	6,300	1,014,741		0	6,300	1,014,741

		2,908,829		32,269,855		35,178,684

Commercial Services & Supplies
Commercial Printing
Deluxe Corp.		0	189,400	12,911,398	189,400	12,911,398

Office Services & Supplies
West Corp.		0	738,105	17,293,800	738,105	17,293,800

Total Commercial Services & Supplies		0		30,205,198		30,205,198

Construction & Engineering
Construction & Engineering
AECOM (a)	45,393	1,399,466	1,369,900	42,234,017	1,415,293	43,633,483
Dycom Industries, Inc. (a)	24,200	1,963,104	34,800	2,822,976	59,000	4,786,080

		3,362,570		45,056,993		48,419,563

Diversified Consumer Services
Specialized Consumer Services
ServiceMaster Global Holdings, Inc. (a)		0	148,100	5,525,611	148,100	5,525,611

Electrical Equipment
Electrical Components & Equipment
Acuity Brands, Inc.	1,800	495,216		0	1,800	495,216
AMETEK, Inc.	157,400	7,673,250	709,354	34,581,008	866,754	42,254,258
Eaton Corp. PLC	92,800	6,174,912	374,200	24,899,268	467,000	31,074,180
Emerson Electric Co.	109,600	5,773,728	400,400	21,093,072	510,000	26,866,800
Fortive Corp.	53,000	2,791,510	458,310	24,139,188	511,310	26,930,698
Regal Beloit Corp.		0	120,400	7,384,132	120,400	7,384,132

		22,908,616		112,096,668		135,005,284

Heavy Electrical Equipment
TPI Composites, Inc.		0	286,800	5,704,452	286,800	5,704,452

Total Electrical Equipment		22,908,616		117,801,120		140,709,736

Health Care Equipment & Supplies
Health Care Equipment
Danaher Corp.		0	343,121	27,933,481	343,121	27,933,481

Industrial Conglomerates
Industrial Conglomerates
3M Co.	47,100	8,442,204		0	47,100	8,442,204
General Electric Co.	885,955	27,677,234	4,462,184	139,398,627	5,348,139	167,075,861
Roper Technologies, Inc.	40,400	7,173,020	76,600	13,600,330	117,000	20,773,350

		43,292,458		152,998,957		196,291,415

Machinery
Agricultural & Farm Machinery
Toro Co.	6,200	$602,330		$0	6,200	$602,330

Construction Machinery & Heavy Trucks
Allison Transmission Holdings, Inc.		0	446,400	12,383,136	446,400	12,383,136
Caterpillar, Inc.	55,200	4,523,640	436,400	35,762,980	491,600	40,286,620
Wabtec Corp.	108,200	8,289,202	294,000	22,523,340	402,200	30,812,542

		12,812,842		70,669,456		83,482,298

Industrial Machinery
Flowserve Corp.	148,500	7,182,945	175,200	8,474,424	323,700	15,657,369
IDEX Corp.	62,000	5,793,280	155,198	14,501,701	217,198	20,294,981
Ingersoll-Rand PLC	35,500	2,413,645	363,900	24,741,561	399,400	27,155,206
Pentair PLC	166,915	10,690,906	259,200	16,601,760	426,115	27,292,666
Rexnord Corp. (a)	137,914	3,049,279	584,000	12,912,240	721,914	15,961,519
Snap-On, Inc.		0	79,400	12,171,226	79,400	12,171,226
TriMas Corp. (a)		0	433,429	8,313,168	433,429	8,313,168
Xylem, Inc.	215,900	10,980,674		0	215,900	10,980,674

		40,110,729		97,716,080		137,826,809

TOTAL MACHINERY		53,525,901		168,385,536		221,911,437

Professional Services
Research & Consulting Services
CEB, Inc.		0	152,470	9,178,694	152,470	9,178,694
Verisk Analytics, Inc. (a)		0	216,950	18,017,698	216,950	18,017,698

		0		27,196,392		27,196,392

Road & Rail
Trucking
J.B. Hunt Transport Services, Inc.		0	521,820	41,427,290	521,820	41,427,290
Old Dominion Freight Lines, Inc. (a)		0	162,200	11,537,286	162,200	11,537,286

		0		52,964,576		52,964,576

Trading Companies & Distributors
Trading Companies & Distributors
AerCap Holdings NV (a)		0	150,300	6,007,491	150,300	6,007,491
HD Supply Holdings, Inc. (a)	157,900	5,701,769	630,948	22,783,532	788,848	28,485,301
MRC Global, Inc. (a)	149,400	2,191,698		0	149,400	2,191,698
Univar, Inc. (a)		0	312,600	6,467,694	312,600	6,467,694
Wolseley PLC		0	220,781	12,697,693	220,781	12,697,693

		7,893,467		47,956,410		55,849,877

TOTAL COMMON STOCKS		187,612,078		1,092,446,142		1,280,058,220

Money Market Funds – 0.6%
Fidelity Cash Central Fund, 0.42% (b)	5,030,132	5,030,132	2,102,285	2,102,285	7,132,417	7,132,417

TOTAL INVESTMENT PORTFOLIO – 100.2%		192,642,210		1,094,548,427		1,287,190,637
NET OTHER ASSETS (LIABILITIES) – (0.2)%		140,081		(2,753,568)		(2,613,487)

NET ASSETS – 100%		$192,782,291		$1,091,794,859		$1,284,577,150

Cost of Investments		$170,235,549		$915,566,308		$1,085,801,857

Industrial Equipment Portfolio

            (Acquired Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Cash Central Fund	$7,163
Fidelity Security Lending Cash Central Fund	13,452

Total	$20,615

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Pro Forma Combined Financial Statements.

Industrials Portfolio

    (Acquiring Fund)

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Cash Central Fund	$2,862
Fidelity Security Lending Cash Central Fund	53,104

Total	$55,966

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Security Valuation section in the accompanying Notes to Pro Forma Combined Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,092,446,142	$1,079,748,449	$12,697,693	$—
Money Market Funds	2,102,285	2,102,285	—	—

Total Investments in Securities:	$1,094,548,427	$1,081,850,734	$12,697,693	$—

Industrials Portfolio

Pro Forma Combined

Legend

(a) Non-income producing.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund

Fidelity Cash Central Fund	$10,025
Fidelity Security Lending Cash Central Fund	66,556

Total	$76,581

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Security Valuation section in the accompanying Notes to Pro Forma Combined Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,280,058,220	$1,267,360,527	$12,697,693	$—
Money Market Funds	7,132,417	7,132,417	—	—

Total Investments in Securities:	$1,287,190,637	$1,274,492,944	$12,697,693	$—

PART C.	OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)	(1) Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

(2) Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

(3) Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Select Portfolios: Industrial Equipment Portfolio and Fidelity Select Portfolios: Industrials Portfolio is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73; Article XII of the Amended and Restated Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(6)	(1) Management Contracts, each dated August 1, 2013, between Fidelity Select Portfolios and Fidelity SelectCo, LLC, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Delivery Portfolio (currently known as Health Care Services Portfolio), Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio (currently known as Software and IT Services Portfolio), Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, Wireless Portfolio (collectively “Select Portfolios”; each a “Select Portfolio”), Fidelity International Real Estate Fund, Fidelity Real Estate Investment Portfolio, and Fidelity Telecom and Utilities Fund, are incorporated herein by reference to Exhibits (d)(1-42) of Post-Effective Amendment No. 104.

(2) Sub-Advisory Agreements dated August 1, 2013, between FMR Co., Inc. and Fidelity SelectCo, LLC, on behalf of each Select Portfolio, are incorporated herein by reference to Exhibits (d)(43-81) of Post-Effective Amendment No. 104.

(3) Sub-Advisory Agreement, dated August 1, 2013, between FMR Co., Inc. and Fidelity SelectCo, LLC, on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 104.

(4) Sub-Advisory Agreement, dated August 1, 2013, between FMR Co., Inc. and Fidelity SelectCo, LLC, on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 104.

(5) Sub-Advisory Agreement, dated August 1, 2013, between FMR Co., Inc. and Fidelity SelectCo, LLC, on behalf of Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 104.

(6) Form of Sub-Advisory Agreement, between FIL Investment Advisors and Fidelity Management & Research Company on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 106.

(7) Form of Sub-Advisory Agreement, between FIL Investment Advisors (U.K.) Ltd. and FIL Investment Advisors on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 106.

(8) Form of Sub-Advisory Agreement, between FIL Investment (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 106.

(9) Sub-Advisory Agreement, dated August 1, 2013, between Fidelity SelectCo, LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 106.

(10) Schedule A, dated August 1, 2013, to the Sub-Advisory Agreement, dated August 1, 2013, between Fidelity SelectCo, LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 106.

(11) Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity SelectCo, LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 112.

(12) Schedule A, dated December 1, 2014, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity SelectCo, LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 112.

(13) Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity SelectCo, LLC and FMR Investment Management (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series VII’s (File No. 002-67004) Post-Effective Amendment No. 69.

(14) Schedule A, dated April 1, 2015, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity SelectCo, LLC and FMR Investment

Management (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series VII’s (File No. 002-67004) Post-Effective Amendment No. 69.

(7)	(1) Amended and Restated General Distribution Agreements, each dated August 1, 2013, between Fidelity Select Portfolios and Fidelity Distributors Corporation, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Delivery Portfolio (currently known as Health Care Services Portfolio), Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio (currently known as Software and IT Services Portfolio), Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, Wireless Portfolio (collectively “Select Portfolios”; each a “Select Portfolio”), Fidelity International Real Estate Fund, Fidelity Real Estate Investment Portfolio, and Fidelity Telecom and Utilities Fund, are incorporated herein by reference to Exhibits (e)(1-42) of Post-Effective Amendment No. 104.

(2) Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(3) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(4) Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)	Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Sector Portfolios, effective as of August 16, 2013, is incorporated herein by reference to Exhibit (f) of Fidelity Covington Trust’s (File No. 033-60973) of Post-Effective Amendment No 11.

(9)	(1) Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2) Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select Portfolio, Fidelity Real Estate Investment Portfolio, and Fidelity Telecom and Utilities Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(10)

(1) Amended and Restated Distribution and Service Plans pursuant to Rule 12b-1 for Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio,

Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Delivery Portfolio (currently known as Health Care Services Portfolio), Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio (currently known as Software and IT Services Portfolio), Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, Wireless Portfolio (collectively “Select Portfolios”; each a “Select Portfolio”) are incorporated herein by reference to Exhibits (m)(1-39) of Post-Effective Amendment No. 104.

(2) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class A is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 104.

(3) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class T is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 104.

(4) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class B is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 104.

(5) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Class C is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 104.

(6) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Staples Portfolio: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 104.

(7) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class A is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 104.

(8) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class T is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 104.

(9) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class B is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 104.

(10) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Class C is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 104.

(11) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Gold Portfolio: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 104.

(12) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class A is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 104.

(13) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class T is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 104.

(14) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class B is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 104.

(15) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Class C is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 104.

(16) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Materials Portfolio: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 104.

(17) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class A is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 104.

(18) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class T is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 104.

(19) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class B is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 104.

(20) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Class C is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 104.

(21) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications Portfolio: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 104.

(22) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 104.

(23) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Real Estate Fund: Class A is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 104.

(24) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Real Estate Fund: Class T is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 104.

(25) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Real Estate Fund: Class B is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 104.

(26) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Real Estate Fund: Class C is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 104.

(27) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Real Estate Fund: Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 104.

(28) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 104.

(29) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Telecom and Utilities Fund is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 104.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated November 8, 2016, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	Power of Attorney, dated May 1, 2016, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of November 2016.

Fidelity Select Portfolios

By	/s/ Adrien E. Deberghes
Adrien E. Deberghes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Adrien E. Deberghes		President and Treasurer (Principal Executive Officer)	November 10, 2016
Adrien E. Deberghes

/s/ Howard J. Galligan III		Chief Financial Officer (Principal Financial Officer)	November 10, 2016
Howard J. Galligan III

/s/ Brian B. Hogan	*	Trustee	November 10, 2016
Brian B. Hogan

/s/ David A. Rosow	*	Trustee	November 10, 2016
David A. Rosow

/s/ Garnett A. Smith	*	Trustee	November 10, 2016
Garnett A. Smith

/s/ Michael E. Wiley	*	Trustee	November 10, 2016
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated May 1, 2016 and filed herewith.